SHARE BASED COMPENSATION - Expenses were allocated in operating expenses by function (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	¥ 364,846	$ 49,992	¥ 239,506	¥ 398,018
Sales and marketing expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	19,207	2,632	11,422	17,452
General and administrative expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	345,639	47,360	228,084	380,566
Research and development expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	¥ 74,000	$ 10,100	¥ 40,900	¥ 63,600